CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

12.  CONVERTIBLE SENIOR NOTES

On January 14, 2020, the Company closed the offering of US$400 million in aggregate principal amount of convertible senior notes due 2025 (the “Primary Notes Offering”) and on January 17, 2020, the Company completed the issuance of an additional US$60 million in aggregate principal amount of convertible senior notes due 2025 (the “Additional Notes Offering” and the notes offered under the Primary Notes Offering and the Additional Notes Offering collectively, the “Notes”), both of which were with a stated annual interest rate of 0.75%. The Company received aggregate net proceeds of approximately US$449.7 million from the Primary Notes Offering and the Additional Notes Offering.

The Notes did not have any embedded conversion option which shall be bifurcated and separately accounted for as a derivative under ASC 815, nor did they contain a cash conversion feature. The Company accounted for the Notes in accordance with ASC 470, as a single debt instrument. No beneficial conversion feature (the “BCF”) was recognized as the set conversion price for the Notes was greater than the fair value of the ADSs price at date of issuance.

The Company early adopted ASU No. 2020-06 using a modified retrospective method of transition. In applying the modified retrospective method, the Company should apply the guidance to transactions outstanding as of the beginning of the fiscal year in which the amendments are adopted. Transactions that were settled (or expired) during prior reporting periods are unaffected. The convertible senior notes issued on January 14, 2020 automatically became immediately due and payable as a normal liability upon the appointment of the Joint Provisional Liquidators (the “JPLs”) on July 15, 2020 which constituted an event of default (“Event of Default”) pursuant to the indenture with respect to the Notes (see below). Therefore, the adoption of ASU 2020-06 does not have an impact on the Notes which has turned to a normal liability upon the default event before the beginning of the fiscal year 2021.

Upon the occurrence of this Event of Default, 100% of the principal of, and accrued and unpaid interest on the Notes automatically became immediately due and payable.

12.  CONVERTIBLE SENIOR NOTES (CONTINUED)

Pursuant to the indenture with respect to the Notes, the Company was obligated to pay additional interest at a rate equal to 0.5% per annum of the principal amount of the Notes outstanding for: (1) each day during the six-month period beginning on, and including, the date that is six months after the last date of original issuance of the Notes, as the Company failed to timely file any document or report that it is required to file with the Commission pursuant to Section 13 or 15(d) of the Exchange Act, as applicable ((i) after giving effect to all applicable grace periods thereunder and (ii) other than reports on Form 6-K); and (2) for so long as the restrictive legend on the Notes has not been removed as of the 380th day after the last date of original issuance of the Notes. The Company accrued the additional interest payable in the amount of US$1.1 million and US$2.0 million and charged against the interest expenses accordingly during the years ended December 31, 2020 and 2021, respectively.

Due to the Event of Default, 100% of the principal of the Notes in the amount of US$460 million, the unpaid interest in the amount of US$3.3 million and US$6.8 million, and the additional interest in the amount of US$1.1 million and US$3.1 million were due and accrued as of December 31, 2020 and 2021, respectively. The Notes balances included the principal, the unpaid interest and the additional interest were recorded as non-current liabilities with total amount of US$464.4 million as of December 31, 2020 and current liabilities with total amount of US$469.9 million as of December 31, 2021. The accrued interest, additional interest and the unamortized issuance cost of the Notes with total amount of US$5.5 million, US$0.3 million and US$nil were charged against the interest expenses in the consolidation statements of operations and comprehensive income for the years ended December 31, 2021, 2022 and 2023, respectively.

Subsequently in January 2022, a restructuring of the Notes was substantially consummated (as disclosed below), pursuant to which, the Notes were cancelled and the Company issued instructions to distribute certain consideration to all eligible holders of the Notes. The Group derecognized the Notes and recognized newly issued instruments upon the effectiveness of the restructuring in January 2022 and issuance of additional ADSs in April 2022 pursuant to the top-up mechanism of the restructuring. Following the restructuring of the Notes, the originally non-current liabilities recorded under the Notes before was compromised. As of December 31, 2022 and 2023, the balance of liabilities related to the Notes was both nil.

Restructuring of the Notes

On March 16, 2021, the Company announced that it entered into a restructuring support agreement (the “RSA”) with holders of a majority of the Notes in respect of a restructuring of the Company’s financial obligations under the supervision of the JPLs. On September 21, 2021, the Company announced that, in accordance with the terms of the RSA, it had filed a petition and summons for directions in the Cayman Court regarding a scheme of arrangement in respect of the Notes (the “Scheme”), which is a court approved arrangement in the Cayman Islands pursuant to the Companies Act. On December 1, 2021, the Company announced that at a meeting regarding the Scheme held on November 30, 2021, creditors representing approximately 97.7% in aggregate outstanding principal amount of the Notes voted unanimously to approve the Scheme and that accordingly, the Scheme was approved by the requisite majority of creditors. On December 14, 2021, the Company announced that the Cayman Court had sanctioned the Scheme.

Effectiveness of the Restructuring

On January 31, 2022, the Company announced that the Restructuring had been substantially consummated and the effective date of the Restructuring contemplated in the Scheme had occurred on January 28, 2022 (the “Restructuring Effective Date”).

On January 28, 2022, the Notes were cancelled, and, in aggregate, the Company has issued consideration (collectively, the “Scheme Consideration”) totaling US$245.5 million of cash, US$109.9 million of 9.00% Series B Senior Secured Notes due 2027 (the “New Notes”) and 9,527,601 ADSs representing 76,220,808 class A ordinary shares, which included 291,699 ADSs issued on April 4, 2022 pursuant to the top-up mechanism under the Scheme, of which 25,004 ADSs were not claimed by creditors and therefore 200,032 Class A Ordinary Shares underlying such unclaimed ADSs were returned to the Company. The New Notes represent the Company’s only offshore debt securities.

On January 31, 2022, the Company announced that (i) the Restructuring Effective Date occurred on January 28, 2022; (ii) on the Restructuring Effective Date (a) the Notes were cancelled; and (b) the Company issued the Scheme Consideration to all eligible Scheme creditors and the Holding Period Trustee (as applicable), in accordance with the terms of the Scheme.

12.  CONVERTIBLE SENIOR NOTES (CONTINUED)

In August 2022, the Group fully redeemed the New Notes. The aggregate redemption price of the New Notes was US$115.6 million, which constitutes the aggregate principal amount outstanding plus the aggregate accrued interest. The aggregate redemption price was paid from the Group’s available offshore cash balance. Following the redemption of the New Notes, US$18.3 million (approximately RMB124.1 million) gain from extinguishment of Series B Senior Secured Notes was recognized in the consolidated statement of operations and comprehensive income.

According to ASC815, several options were identified and shall be bifurcated from the New Notes and separately accounted for as a derivative with fair value changes to be charged in the consolidated statements of operations and comprehensive income. Derivative asset bifurcated from the New Notes was US$5.4 million on the date of initial recognition, and marked to fair value of US$4.5 million on the derecognition date, with the fair value loss of approximately US$0.9 million (RMB 6.4 million) recorded in “Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes” for the year ended December 31, 2022. The derivative was derecognized as the Group paid off all of the outstanding amounts of the New Notes in August 2022.